Additional Financial Information - Accounts Payable and Other Current Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Payables And Accruals [Abstract]
Trade payables		$ 150		$ 180
Personnel costs		290		336
Current portion of restructuring liabilities		53		55
Data and professional services		203		167
Interest payable		46		51
Other current liabilities		229	[1]	261	[1]
Total accounts payable and other current liabilities	$ 848	$ 971		$ 1,050

[1]	Other includes multiple items, none of which is individually significant.